Summary of Significant Accounting Policies - Schedule of Outstanding Notes (Details)	Jan. 14, 2020 USD ($)
Outstanding Principal	$ 920,328
Outstanding Interest	438,364
Secured Promissory Note Three [Member] | Kibush Capital Corp [Member]
Outstanding Principal	12,000
Outstanding Interest	1,618
Secured Promissory Note Four [Member] | Kibush Capital Corp [Member]
Outstanding Principal	157,500
Outstanding Interest	104,815
Secured Promissory Note Five [Member] | Kibush Capital Corp [Member]
Outstanding Principal	110,741
Outstanding Interest	70,384
Secured Promissory Note Six [Member] | Kibush Capital Corp [Member]
Outstanding Principal	98,575
Outstanding Interest	59,670
Secured Promissory Note Seven [Member] | Kibush Capital Corp [Member]
Outstanding Principal	316,046
Outstanding Interest	153,387
Secured Promissory Note Eight [Member] | Kibush Capital Corp [Member]
Outstanding Principal	155,300
Outstanding Interest	37,272
David Loren Corporation [Member] | Secured Promissory Note One [Member]
Outstanding Principal	22,166
Outstanding Interest	3,780
David Loren Corporation [Member] | Secured Promissory Note Two [Member]
Outstanding Principal	48,000
Outstanding Interest	$ 7,438